Subsequent events (Details) - China-based technology company - Subsequent events ¥ in Millions	1 Months Ended
Mar. 31, 2018 CNY (¥)
Subsequent events
Equity interest to be acquired	65.00%
Cash portion of the consideration	¥ 110
Non cash portion of the consideration, percentage of the issued and outstanding share capital	1.50%